Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents (Note 26)	$ 167,113	$ 120,564
Short-term investments (Note 10)	111,946	117,776
Trade and other receivables	127,756	168,753
Income taxes receivable	22,051	17,209
Inventories (Note 11)	406,191	346,507
Derivative financial instruments (Note 9)	7,812	1,272
Prepaid expenses and other current assets	14,055	16,838
Current assets	856,924	788,919
Non-current assets
Mineral properties, plant and equipment (Note 12)	2,415,006	2,504,901
Inventories (Note 11)	24,355	24,209
Long-term refundable tax	4,009	17,900
Deferred tax assets	57,850	36,447
Investment in associates (Note 14)	71,560	84,319
Goodwill and other assets (Note 15)	4,171	4,987
Total Assets	3,433,875	3,461,682
Current liabilities
Accounts payable and accrued liabilities (Note 16)	281,938	225,330
Derivative financial instruments (Note 9)	367	0
Current portion of provisions (Note 17)	12,066	7,372
Current portion of lease obligations (Note 18)	12,829	14,198
Income tax payable	54,556	24,770
Current liabilities	361,756	271,670
Non-current liabilities
Long-term portion of provisions (Note 17)	229,887	188,012
Deferred tax liabilities	175,311	176,808
Long-term portion of lease obligations (Note 18)	20,736	27,010
Debt (Note 19)	0	275,000
Deferred revenue (Note 14)	13,273	12,542
Other long-term liabilities (Note 20)	27,073	27,754
Share purchase warrants (Note 14)	0	15,040
Total Liabilities	828,036	993,836
Capital and reserves (Note 21)
Issued capital	3,132,140	3,123,514
Reserves	93,409	94,274
Deficit	(623,030)	(754,689)
Total Equity attributable to equity holders of the Company	2,602,519	2,463,099
Non-controlling interests	3,320	4,747
Total Equity	2,605,839	2,467,846
Total Liabilities and Equity	$ 3,433,875	$ 3,461,682